Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

14.Cash and cash equivalents

As of December 31, 2020 and 2019, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2019	2020
Correspondent accounts with Central Bank of Russia (CBR)	3,261	3,467
Сash with banks and on hand	7,317	9,089
Short-term CBR deposits	30,500	32,800
Other short-term bank deposits	1,025	2,028
Less: Allowance for ECL	(2)	(2)
Total cash and cash equivalents	42,101	47,382

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. While the Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis all its cash is held in highly rated banks and financial institutions according to the external rating agencies. These banks have low credit risk and are approved by the Board of Directors of the Group on a regular basis.

The Group holds cash and cash equivalents in different currencies and therefore is exposed to foreign currency risk. For more details regarding foreign currency sensitivity and risk management refer to Note 29.

	As of	As of
	December 31, 2019	December 31, 2020
Russian ruble	36,594	40,040
Euro	2,021	3,407
US Dollar	2,618	2,847
Others	868	1,088
Total	42,101	47,382

Since 2017 the Company has a bank guarantee and secured it by a cash deposit of U.S.$ 2.5 mln until July 31, 2021.